SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair value of assets and liabilities	$ 11,596	$ 6,681
Marketable securities - National Bank of Greece [Member]
Fair value of assets and liabilities	11,596	6,681
Marketable securities - ICC International Cannabis Corp. [Member]
Fair value of assets and liabilities	0	0
Level 1 [Member]
Fair value of assets and liabilities	11,596	6,681
Level 1 [Member] | Marketable securities - National Bank of Greece [Member]
Fair value of assets and liabilities	11,596	6,681
Level 1 [Member] | Marketable securities - ICC International Cannabis Corp. [Member]
Fair value of assets and liabilities	0	0
Level 2 [Member] | Marketable securities - National Bank of Greece [Member]
Fair value of assets and liabilities	0	0
Level 2 [Member] | Marketable securities - ICC International Cannabis Corp. [Member]
Fair value of assets and liabilities	0	0
Level 3 [Member] | Marketable securities - National Bank of Greece [Member]
Fair value of assets and liabilities	0	0
Level 3 [Member] | Marketable securities - ICC International Cannabis Corp. [Member]
Fair value of assets and liabilities	$ 0	$ 0